Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 76,946,000	$ 97,164,391
Short-term investments	198,018,000	200,626,000
Prepaid expenses and other current assets	1,779,000	1,769,264
Total current assets	276,743,000	299,559,000
Property and equipment, net	831,000	834,795
Long-term investments	14,898,000
Intangible assets, net	699,000	707,749
Right-of-use assets	1,919,000	1,814,333
Other assets	78,000	63,611
Total Assets	295,168,000	302,980,424
Current liabilities
Accounts payable and accrued expenses	4,495,000	5,500,946
Operating lease liabilities, current	520,000	383,223
Finance lease liabilities, current	33,000	33,362
Total current liabilities	5,048,000	5,917,000
Operating lease liabilities, noncurrent	1,478,000	1,600,672
Finance lease liabilities, noncurrent	46,000	55,979
Total liabilities	6,572,000	7,574,182
Commitments and Contingencies (Note 10)
Stockholders' Equity
Common shares, $0.0001 par value; 500,000,000 authorized shares; 82,242,434 and 81,771,422 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	8,000	8,177
Exchangeable shares, $0.0001 par value; 23,692,820 and 24,011,017 shares issued and outstanding as of March 31, 2026 and December 31, 2025	2,000	2,401
Additional paid-in-capital	421,734,000	418,814,641
Accumulated deficit	(135,128,000)	(124,624,883)
Accumulated other comprehensive income	1,980,000	1,205,906
Total stockholders' equity	288,596,000	295,406,000
Total liabilities and stockholders' equity	$ 295,168,000	$ 302,980,424